ORGANIZATION AND BUSINESS BACKGROUND (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Equity Method Investment Summarized Financial Information [Line Items]
Current assets	$ 1,519,446		$ 1,387,558
Non-current assets	243,588		206,695
Total assets	1,763,034		1,594,253
Current liabilities	526,256		422,630
Total liabilities	553,518		452,285
Net revenue	369,636	$ 324,795
Net profit	43,988	51,762
Net cash used in operating activities	51,139	55,007
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
Equity Method Investment Summarized Financial Information [Line Items]
Current assets	5,447		5,588
Non-current assets	14		37
Total assets	5,461		5,625
Current liabilities	3,183		3,230
Total liabilities	3,183		$ 3,230
Net revenue	7	20
Cost of revenue		16
Net profit	7	4
Net cash used in operating activities	$ (106)	$ (555)